UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

September 30, 2017 (unaudited)

Description	Shares	Fair Value
Common Stocks | 96.8%
Australia | 0.9%
Link Administration Holdings, Ltd.	281,700	$1,670,197
Brazil | 1.9%
Ambev SA	298,500	1,982,994
Cielo SA	211,680	1,469,058
		3,452,052
Canada | 4.2%
CAE, Inc.	83,400	1,459,124
Canadian National Railway Co.	36,800	3,048,995
National Bank of Canada	64,700	3,113,793
		7,621,912
China | 3.0%
Alibaba Group Holding, Ltd. Sponsored ADR (a)	13,895	2,399,806
Tencent Holdings, Ltd.	68,500	2,961,402
		5,361,208
Denmark | 1.2%
Carlsberg A/S, Class B	19,527	2,139,107
Finland | 1.0%
Sampo Oyj, A Shares	32,466	1,717,216
France | 1.1%
Ubisoft Entertainment SA (a)	27,700	1,902,177
Germany | 2.9%
Continental AG	9,854	2,501,097
Symrise AG	36,415	2,767,219
		5,268,316
Hong Kong | 1.5%
AIA Group, Ltd.	359,600	2,666,901
Ireland | 1.6%
Shire PLC	54,636	2,783,370
Israel | 0.8%
Israel Discount Bank, Ltd., Class A (a)	572,600	1,443,819
Japan | 7.2%
AEON Financial Service Co., Ltd.	96,200	2,017,746
Daiwa House Industry Co., Ltd.	74,700	2,580,906
Kao Corp.	29,000	1,709,926
Ryohin Keikaku Co., Ltd.	10,600	3,123,994
TechnoPro Holdings, Inc.	44,400	2,103,638
Yamaha Corp.	40,400	1,490,646
		13,026,856
Netherlands | 1.6%
Wolters Kluwer NV	61,932	2,861,929
Description	Shares	Fair Value
South Africa | 0.6%
Sanlam, Ltd.	228,696	$1,144,497
Sweden | 3.1%
Assa Abloy AB, Class B	81,229	1,858,719
Hexagon AB, B Shares	39,500	1,962,566
Nordea Bank AB	135,600	1,841,937
		5,663,222
Switzerland | 0.9%
Julius Baer Group, Ltd.	27,300	1,618,116
Taiwan | 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	47,550	1,785,503
United Kingdom | 10.9%
Ashtead Group PLC	94,091	2,271,177
British American Tobacco PLC	27,012	1,688,811
Coca-Cola European Partners PLC	51,845	2,157,789
Compass Group PLC	108,319	2,299,703
ConvaTec Group PLC	85,459	313,754
Diageo PLC	85,462	2,809,517
Prudential PLC	91,789	2,197,846
RELX NV	138,707	2,953,944
Rio Tinto PLC	29,100	1,354,586
Unilever PLC	27,499	1,591,696
		19,638,823
United States | 51.4%
Accenture PLC, Class A	21,690	2,929,668
Alphabet, Inc., Class A (a)	4,528	4,409,004
Aon PLC	21,100	3,082,710
Apple, Inc.	21,675	3,340,551
Applied Materials, Inc.	22,830	1,189,215
AutoZone, Inc. (a)	2,800	1,666,308
Biogen, Inc. (a)	7,325	2,293,604
Cisco Systems, Inc.	54,750	1,841,243
Citigroup, Inc.	42,295	3,076,538
Comerica, Inc.	22,800	1,738,728
Commerce Bancshares, Inc.	22,485	1,298,958
Crown Holdings, Inc. (a)	31,055	1,854,605
DXC Technology Co.	17,735	1,523,082
Eaton Corp. PLC	19,620	1,506,620
eBay, Inc. (a)	26,300	1,011,498
Five Below, Inc. (a)	25,945	1,423,862
Honeywell International, Inc.	22,400	3,174,976
Intercontinental Exchange, Inc.	47,100	3,235,770
Johnson Controls International PLC	39,325	1,584,404
Medtronic PLC	26,490	2,060,127
Microsoft Corp.	48,125	3,584,831

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2017 (unaudited)

Description	Shares	Fair Value
Molson Coors Brewing Co., Class B	23,900	$1,951,196
Monsanto Co.	15,300	1,833,246
Motorola Solutions, Inc.	20,320	1,724,558
PPG Industries, Inc.	14,885	1,617,404
Quintiles IMS Holdings, Inc. (a)	27,300	2,595,411
Rockwell Automation, Inc.	16,110	2,870,963
S&P Global, Inc.	18,400	2,876,104
Schlumberger, Ltd.	38,900	2,713,664
Snap-on, Inc.	9,500	1,415,595
The Charles Schwab Corp.	57,800	2,528,172
The Coca-Cola Co.	91,645	4,124,942
The J.M. Smucker Co.	16,700	1,752,331
Thermo Fisher Scientific, Inc.	14,900	2,819,080
United Technologies Corp.	18,415	2,137,613
Vantiv, Inc., Class A (a)	49,180	3,465,715
Visa, Inc., Class A	27,710	2,916,200
Welbilt, Inc. (a)	74,400	1,714,920
Zoetis, Inc.	55,810	3,558,446
		92,441,862
Total Common Stocks (Cost $146,305,587)		174,207,083

Description	Principal Amount (000) (b)	Fair Value
Foreign Government Obligations | 12.6%
Brazil | 1.6%
Brazil NTN-F:
10.00%, 01/01/21	2,739	$896,365
10.00%, 01/01/27	6,330	2,036,050
		2,932,415
Dominican Republic | 0.5%
Dominican Republic Bonds:
15.95%, 06/04/21 (c)	16,800	419,841
10.50%, 04/07/23 (c)	20,300	435,633
		855,474
Egypt | 2.5%
Egypt Treasury Bills:
0.00%, 11/07/17	71,200	3,965,170
0.00%, 01/02/18	11,800	639,464
		4,604,634
Indonesia | 1.1%
Indonesia Government Bonds:
8.25%, 07/15/21	10,321,000	816,853
8.375%, 09/15/26	13,313,000	1,108,016
		1,924,869
Description	Principal Amount (000) (b)	Fair Value
Malaysia | 2.7%
Malaysia Government Bonds:
3.314%, 10/31/17	4,740	$1,122,744
4.24%, 02/07/18	6,300	1,497,752
3.58%, 09/28/18	9,150	2,175,457
		4,795,953
Mexico | 1.6%
Mexican Bonos:
6.50%, 06/10/21	39,180	2,135,373
5.75%, 03/05/26	13,620	696,559
		2,831,932
Russia | 1.1%
Russia Government Bonds - OFZ, 7.50%, 08/18/21	110,100	1,914,126
Turkey | 0.8%
Turkey Government Bonds, 2.00%, 10/26/22	5,636	1,520,996
Uruguay | 0.7%
Republica Orient Uruguay, 5.00%, 09/14/18	36,202	1,267,478
Total Foreign Government Obligations (Cost $22,117,932)		22,647,877

Description	Shares	Fair Value
Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $4,514,936)	4,514,936	$4,514,936
Total Investments | 111.9% (Cost $172,938,455) (d)		$201,369,896
Liabilities in Excess of Cash and Other Assets | (11.9)%		(21,337,833)
Net Assets | 100.0%		$180,032,063

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2017 (unaudited)

Forward Currency Contracts open at September 30, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	21,854,010	USD	1,210,078	CIT	12/22/17	$—	$502
ARS	16,431,200	USD	920,000	HSB	11/02/17	13,521	—
ARS	17,177,370	USD	942,000	HSB	11/29/17	20,090	—
ARS	24,706,080	USD	1,411,574	SCB	10/23/17	—	165
CAD	1,085,634	USD	880,000	CIT	10/16/17	—	9,836
CAD	1,098,249	USD	902,809	CIT	10/16/17	—	22,534
CLP	566,596,450	USD	911,000	SCB	10/25/17	—	26,141
CNY	10,726,088	USD	1,563,000	CIT	01/17/18	44,071	—
CNY	7,467,350	USD	1,128,169	SCB	10/10/17	—	4,042
CNY	8,262,598	USD	1,228,000	SCB	10/23/17	14,961	—
CNY	8,998,236	USD	1,326,000	SCB	10/23/17	27,625	—
CNY	7,467,350	USD	1,118,369	SCB	11/10/17	3,992	—
COP	3,728,168,000	USD	1,264,000	CIT	11/28/17	—	2,725
COP	5,393,419,200	USD	1,839,000	SCB	10/11/17	—	4,324
CZK	39,107,008	EUR	1,504,000	BNP	10/30/17	1,312	—
CZK	38,906,001	EUR	1,494,000	CIT	10/30/17	3,992	—
CZK	19,237,648	EUR	739,000	CIT	11/30/17	1,663	—
CZK	81,202,455	EUR	3,043,000	CIT	02/27/18	103,531	—
DOP	40,698,000	USD	850,000	CIT	10/11/17	963	—
DOP	42,700,000	USD	875,000	CIT	01/19/18	2,465	—
EGP	24,103,950	USD	1,266,962	CIT	02/28/18	45,253	—
EUR	3,031,639	CZK	81,202,455	CIT	02/27/18	—	117,073
EUR	1,068,000	RON	4,919,315	JPM	10/10/17	—	3,222
EUR	591,089	USD	693,390	JPM	10/10/17	5,484	—
HUF	283,639,850	EUR	911,000	BNP	11/30/17	—	1,861
HUF	372,512,183	USD	1,451,000	BNP	10/03/17	—	38,513
HUF	511,298,562	USD	2,020,000	CIT	11/07/17	—	78,456
HUF	372,102,550	USD	1,415,000	CIT	11/30/17	—	582
IDR	31,835,040,000	USD	2,287,000	HSB	04/26/18	33,383	—
IDR	9,611,385,000	USD	717,000	SCB	11/08/17	—	5,597
INR	146,704,239	USD	2,266,000	CIT	11/21/17	—	32,883
INR	59,414,910	USD	899,000	CIT	12/28/17	1,715	—
INR	85,062,027	USD	1,327,000	JPM	10/11/17	—	25,960
KRW	1,979,929,080	USD	1,746,000	SCB	10/13/17	—	17,182
KZT	448,228,000	USD	1,336,000	CIT	11/28/17	—	35,306
KZT	321,596,160	USD	941,000	SCB	10/16/17	1,234	—
KZT	169,303,050	USD	497,000	SCB	10/27/17	—	2,200
KZT	285,520,000	USD	860,000	SCB	10/27/17	—	25,548
KZT	344,185,800	USD	1,018,000	SCB	11/08/17	—	14,797
KZT	290,895,000	USD	860,000	SCB	01/29/18	—	26,935
MAD	4,548,960	USD	468,000	CIT	10/27/17	11,092	—
MAD	3,370,965	USD	361,110	SCB	10/05/17	—	4,214
MAD	4,763,410	USD	503,000	SCB	12/28/17	—	8,025
MXN	35,649,329	USD	1,859,000	CIT	11/27/17	81,288	—
PEN	3,999,222	USD	1,230,000	CIT	10/20/17	—	5,575
PEN	1,424,902	USD	438,000	CIT	11/06/17	—	1,968
PEN	3,314,787	USD	1,015,000	SCB	10/16/17	—	19

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2017 (unaudited)

Forward Currency Contracts open at September 30, 2017 (concluded):

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PHP	137,644,070	USD	2,686,000	JPM	11/14/17	$17,501	$—
PLN	11,273,012	USD	3,139,000	CIT	10/18/17	—	49,778
RON	4,179,903	EUR	915,000	JPM	10/10/17	—	6,164
RON	5,882,422	USD	1,542,000	CIT	11/01/17	—	28,371
RON	6,576,340	USD	1,554,249	CIT	11/09/17	137,758	—
RSD	85,544,880	USD	862,000	CIT	10/31/17	—	15,022
RUB	100,071,252	USD	1,748,000	SCB	10/11/17	—	12,082
THB	89,174,960	USD	2,699,000	SCB	10/18/17	—	24,767
TRY	6,636,252	USD	1,879,000	CIT	11/30/17	—	48,034
USD	219,000	BRL	718,780	CIT	10/17/17	—	7,494
USD	970,000	BRL	3,118,550	CIT	10/17/17	—	12,681
USD	1,722,000	CAD	2,183,883	CIT	10/16/17	—	28,439
USD	1,122,572	CNY	7,467,350	SCB	10/10/17	—	1,555
USD	935,600	EUR	780,561	CIT	10/30/17	11,728	—
USD	1,413,172	HUF	372,512,183	CIT	10/03/17	685	—
USD	1,571,220	RON	6,576,340	CIT	11/09/17	—	120,788
USD	1,025,000	RUB	59,583,250	SCB	10/11/17	—	8,580
USD	742,000	TRY	2,653,763	SCB	11/30/17	9,817	—
UYU	25,348,750	USD	875,000	CIT	10/17/17	—	4,985
ZAR	11,569,689	USD	890,000	CIT	10/13/17	—	36,836
ZAR	24,343,537	USD	1,786,000	CIT	10/31/17	3,917	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$599,041	$921,761

Currency Abbreviations:
ARS	— Argentinian Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Republic Peso
EGP	— Egyptian Pound
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MAD	— Moroccan Dirham
MXN	— Mexican New Peso
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RSD	— Serbian Dinar
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— New Turkish Lira
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Counterparty Abbreviations:
BNP	— BNP Paribas SA
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

September 30, 2017 (unaudited)

(a)	Non-income producing security.
(b)	Principal amount denominated in respective country’s currency.
(c)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2017, these securities amounted to 0.5% of net assets.
(d)	Lazard Global Total Return and Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F

Portfolio holdings by industry* (as a percentage of net assets):
Aerospace & Defense	2.0%
Auto Components	1.4
Banks	7.0
Beverages	8.4
Biotechnology	2.8
Building Products	1.9
Capital Markets	5.7
Chemicals	3.5
Communications Equipment	2.0
Consumer Finance	1.1
Containers & Packaging	1.0
Electrical Equipment	2.4
Electronic Equipment, Instruments & Components	1.1
Energy Equipment & Services	1.5
Food Products	1.0
Health Care Equipment & Supplies	1.3
Hotels, Restaurants & Leisure	1.3
Industrial Conglomerates	1.8
Insurance	6.0
Internet Software & Services	6.0
IT Services	7.8
Leisure Products	0.8
Life Sciences Tools & Services	3.0
Machinery	1.7
Metals & Mining	0.8
Multiline Retail	1.7
Personal Products	1.8
Pharmaceuticals	2.0
Professional Services	4.4
Real Estate Management & Development	1.4
Road & Rail	1.7
Semiconductors & Semiconductor Equipment	1.7
Software	3.0
Specialty Retail	1.7
Technology Hardware, Storage & Peripherals	1.9
Tobacco	0.9
Trading Companies & Distributors	1.3
Subtotal	96.8
Foreign Government Obligations	12.6
Short-Term Investments	2.5
Total Investments	111.9%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 17, 2017

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date:	November 17, 2017